Note 5 - Revenue	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of revenue [text block]

Note 5. Revenue

In September 2023, the Company entered into a collaborative research agreement with MSD tradename of Merck Sharp & Dohme LLC (“MSD”), to explore new ways to apply AI technologies to vaccine discovery development (the “MSD Research Agreement”). During the year ended December 31, 2024 and 2023, the Company recognized services revenue of $0.1 million and $0.1 million, respectively, from its research and development services performed under the MSD Research Agreement.

In September 2024, the Company entered into an option and license agreement with MSD (the “MSD Option and License Agreement”). Under the terms of the agreement, Evaxion has granted MSD an option to exclusively license two preclinical vaccine candidates. Under the agreement, the Company has received an upfront fee of $3.2 million.

During the year ended December 31, 2024, the Company recognized $3.2 million related to the upfront payment received under the MSD Option and License Agreement, of which $3.0 million was recognized as licenses revenue allocated to the license of the Company’s intellectual property and $0.2 million was recognized as services revenue for research and development. No revenue from royalties or milestones has been recognized under the MSD Option and License Agreement.